RESERVES (Details) - CNY (¥)	1 Months Ended				12 Months Ended
	Sep. 12, 2018	Jun. 04, 2018	Sep. 20, 2017	Jul. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year					¥ 605,049,000,000
Transaction with non-controlling interests					(311,000,000)	¥ 711,000,000	¥ 233,000,000
Other comprehensive income					(6,624,000,000)	(4,376,000,000)	6,333,000,000
Amounts transferred to cash flow hedge reserves initially recognized by hedged items					5,269,000,000
Net income attributable to ordinary owners of the Company					61,618,000,000	51,244,000,000	46,672,000,000
Final dividend inspect of the previous year, approved and paid during the year (Note (e))		¥ (48,428,000,000)		¥ (20,582,000,000)	(48,428,000,000)	(20,582,000,000)	(7,264,000,000)
Interim dividend (Note (f))	¥ (19,371,000,000)		¥ (12,107,000,000)		(19,371,000,000)	(12,107,000,000)	(9,565,000,000)
Appropriation					0	0
Others					(371,000,000)	92,000,000	125,000,000
Balance at end of year					596,213,000,000	605,049,000,000
Sinopec Assets Management Corporation ("SAMC")
Net income attributable to ordinary owners of the Company							86,000,000
Capital reserve
Balance at beginning of year					26,326,000,000	26,290,000,000
Transaction with non-controlling interests					(12,000,000)	(13,000,000)	(30,000,000)
Others					(261,000,000)	49,000,000	116,000,000
Balance at end of year					26,053,000,000	26,326,000,000	26,290,000,000
Share premium
Balance at beginning of year					55,850,000,000	55,850,000,000
Balance at end of year					55,850,000,000	55,850,000,000	55,850,000,000
Statutory surplus reserve
Balance at beginning of year					82,682,000,000	79,640,000,000
Appropriation					3,996,000,000	3,042,000,000	0
Balance at end of year					86,678,000,000	82,682,000,000	79,640,000,000
Discretionary surplus reserve
Balance at beginning of year					117,000,000,000	117,000,000,000
Balance at end of year					117,000,000,000	117,000,000,000	117,000,000,000
Other reserves
Balance at beginning of year					(2,934,000,000)
Other comprehensive income					(7,618,000,000)	(3,481,000,000)	7,052,000,000
Amounts transferred to cash flow hedge reserves initially recognized by hedged items					5,269,000,000
Others					818,000,000	123,000,000	153,000,000
Balance at end of year					(4,477,000,000)	(2,934,000,000)
Other reserves | Change in accounting policy (Note 1(a))
Change in accounting policy						(12,000,000)
Balance as of January 1						(2,946,000,000)	424,000,000
Retained earnings
Balance at beginning of year					326,125,000,000
Net income attributable to ordinary owners of the Company					61,618,000,000	51,244,000,000
Final dividend inspect of the previous year, approved and paid during the year (Note (e))					(48,428,000,000)	(20,582,000,000)	(7,264,000,000)
Interim dividend (Note (f))					(19,371,000,000)	(12,107,000,000)	(9,565,000,000)
Appropriation					(3,996,000,000)	(3,042,000,000)
Others					(851,000,000)	(107,000,000)	(153,000,000)
Balance at end of year					¥ 315,109,000,000	326,125,000,000
Retained earnings | Change in accounting policy (Note 1(a))
Change in accounting policy						12,000,000
Balance as of January 1						¥ 326,137,000,000	310,719,000,000
Retained earnings | Sinopec Assets Management Corporation ("SAMC")
Net income attributable to ordinary owners of the Company							¥ 47,000,000